As filed with the Securities and Exchange Commission February 26, 2010

File Nos. 2-67052 and 811-3023

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 271

AND

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 272
______________________________________________________________________________

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2090

Francine J. Rosenberger, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006

Copies to:
Megan Hadley Koehler
Atlantic Fund Administration, LLC
Three Canal Plaza, Suite 600
Portland, Maine 04101

It is proposed that this filing will become effective:

[   ] immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[X] on March 15, 2010 pursuant to Rule 485, paragraph (b)(1)
[   ]  60 days after filing pursuant to Rule 485, paragraph (a)(1)
[   ] on __________  pursuant to Rule 485, paragraph (a)(1)
[   ] 75 days after filing pursuant to Rule 485, paragraph (a)(2)
[   ] on __________ pursuant to Rule 485, paragraph (a)(2)
[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of series being registered: UCM Floating NAV Fund, UCM Credit Floating NAV Fund and UCM Government Floating NAV Fund

NOTE: This Post-Effective Amendment No. 271 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate March 15, 2010 as the new effective date for Post-Effective Amendment No. 265 filed pursuant to Rule 485(a) under the Securities Act on December 15, 2009. This Amendment relates solely to the UCM Floating NAV Fund, UCM Credit Floating NAV Fund and UCM Government Floating NAV Fund, each a series of Forum Funds (the “Trust”). This Amendment does not supersede or amend any disclosure in the Trust’s registration statement relating to any other series of the Trust.

PART A

The Prospectus for UCM Floating NAV Fund and the Prospectus for UCM Credit Floating NAV Fund and UCM Government Floating NAV Fund, both dated December 15, 2009 and filed as Part A to Post-Effective Amendment 265 (Accession No. 0000315774-09-000209) are incorporated herein by reference.

PART B

The Statement of Additional Information for UCM Floating NAV Fund and the Statement of Additional Information for UCM Credit Floating NAV Fund and UCM Government Floating NAV Fund, both dated December 15, 2009 and filed as Part B to Post-Effective Amendment 265 (Accession No. 0000315774-09-000209) are incorporated herein by reference.

PART C

The Other Information for UCM Floating NAV Fund, UCM Credit Floating NAV Fund and UCM Government Floating NAV Fund, dated December 15, 2009 and filed as Part C to Post-Effective Amendment 265 (Accession No. 0000315774-09-000209) is incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine, on February 26, 2010.

FORUM FUNDS

By:	/s/ Stacey Hong
Stacey Hong

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on February 26, 2010.

(a)	Principal Executive Officer

/s/ Stacey Hong
Stacey Hong
President

(b)	Principal Financial Officer and Principal Accounting Officer

/s/ Karen Shaw
Karen Shaw
Principal Chief Financial Officer and Treasurer

(c) A majority of the Trustees

John Y. Keffer, Trustee*
James C. Cheng, Trustee*
J. Michael Parish, Trustee*
Costas Azariadis, Trustee*

By:	/s/ Lina Bhatnagar
Lina Bhatnagar
As Attorney-in-fact

______________________________________________________________________________

* Pursuant to powers of attorney previously filed.